Geographic Information	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Geographic Information

NOTE 15     GEOGRAPHIC INFORMATION

The Company has both domestic (U.S.) and international customers for its products. Sales for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Domestic sales	$1,559,614	$736,215
International sales	46,640	24,431

Total sales	$1,606,254	$760,646